S000052179 [Member] Annual Fund Operating Expenses - Western Asset SMASh Series TF Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Western Asset SMASh Series TF Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	0.04%

[1]
Neither the fund’s manager nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s manager, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]
The manager has agreed to reimburse 100% of the fund’s operating expenses (other than interest, brokerage, taxes and extraordinary expenses). This arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.